SECURITIES AND EXCHANGE COMMISSION

                 Washington, DC  20549

                 Rule 24f-2 Notice for

                 IAI Money Market Fund
                     (the "Fund")

                a separate portfolio of

             IAI Investment Funds VI, Inc.
                    File #33-40496



1.   The Fund's most recent fiscal year ended January
31, 1996.

2. No securities have been registered during the fiscal year ended January 31, 1996, other than pursuant to Rule 24f-2.

3.   During the fiscal year ending January 31, 1996,
     417,033,475 shares of Series F Common Stock, representing interests in IAI Money Market Fund, with an approximate value of $417,033,475, were sold in reliance upon Rule 24f-2. During the same period, the Fund redeemed 422,815,177 shares of Series F Common Stock, with an approximate value of $422,815,177, resulting in a net decrease of 5,781,702 shares of the Fund with an approximate value of $5,781,702.

4. Due to the fact that the Fund experienced a net decrease in the number of shares outstanding during the fiscal year ending January 31, 1996, no registration fees are due pursuant to Rule 24f-
     2(c).



                         IAI Investment Funds VI, Inc.


                         By________________________
                             William C. Joas
                              Its Secretary

                         Dated:  March 26, 1996